Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Sales	$ 701,626		$ 2,441,289		$ 1,713,375		$ 5,343,115		$ 8,975,840	$ 8,563,751
Cost of goods sold (including $3,905,248 and $3,474,012 from a former related party)	584,916	[1]	1,521,410	[1]	1,118,841	[1]	3,302,714	[1]	5,830,568	5,439,892
Gross profit	116,710		919,879		594,534		2,040,401		3,145,272	3,123,859
Operating expenses
Selling, general and administrative expenses	2,650,018		2,391,231		6,098,289		7,155,886		11,804,322	3,173,851
Research and development	62,706		82,500		114,584		165,270		231,770	370,625
Excess cost of acquisition From a related party over historical basis	4,450,000				4,450,000
Total operating expenses	7,162,724		2,473,731		10,662,873		7,321,156		12,036,092	3,544,476
Loss from operations	(7,046,014)		(1,553,852)		(10,068,339)		(5,280,755)		(8,890,820)	(420,617)
Other income (expenses)
Financing costs	(7,317,406)	[2]		[2]	(7,317,406)	[2]		[2]	(2,353,234)
Change in fair value of derivative liability	4,181,874				6,811,926				(2,545,918)
Gain on extinguishment of derivative liability	1,715,173				2,389,427
Interest expense (including $109,863 and $56,626 to related parties)	(1,611,695)	[3]	(31,649)	[3]	(2,264,381)	[3]	(55,820)	[3]	(224,879)	(96,470)
Interest income									255	4,500
Other income (expenses)									23	(25,323)
Total other income (expenses)	(3,032,054)		(31,649)		(380,434)		(55,820)		(5,123,753)	(117,293)
Loss before income taxes	(10,078,068)		(1,585,501)		(10,448,773)		(5,336,575)		(14,014,573)	(537,910)
Provision for income taxes	3,200		3,200		3,200		4,113		7,155	800
Net loss	$ (10,081,268)		$ (1,588,701)		$ (10,451,973)		$ (5,340,688)		(14,021,728)	(538,710)
Deemed dividend to Series-A Preferred Stockholders									(606,948)
Net Loss Attributable to Common Stockholders									$ (14,628,676)	$ (538,710)
BASIC AND DILUTED LOSS PER SHARE	$ (0.24)		$ (0.04)		$ (0.25)		$ (0.15)		$ (0.38)	$ (0.02)
WEIGHTED - AVERAGE COMMON SHARES OUTSTANDING BASIC AND DILUTED	42,370,311		37,011,893		41,820,127		36,807,540		37,158,145	29,632,824

[1]	Included in cost of goods sold are these amounts from a former related party.
[2]	Included in financing costs are these amounts from a related party
[3]	Included in interest expense are these amounts from related parties.